CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (37,051)	$ (5,814)	¥ (37,476)	¥ (275,597)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	6,418	1,007	2,814	597
Share-based compensation	15,175	2,381	79,891	270,541
Allowance (reversal of allowance) for doubtful accounts	225	36	(160)	136
Provision for inventories	1,443	226	1,589	113
Non-cash operating lease expenses	21,755	3,414	11,297
Changes in operating assets and liabilities:
Accounts receivable	21,608	3,391	(57,687)	(6,630)
Amounts due from related parties	(6,746)	(1,059)	545	(867)
Inventories	(12,624)	(1,981)	2,203	8,850
Prepayments and other current assets	(8,249)	(1,294)	(48,430)	(8,580)
Other non-current assets	182	29	1,879	(2,185)
Accounts payable	8,985	1,410	11,249	(2,832)
Amounts due to related parties	8,368	1,313	(2,946)	2,326
Deferred revenue and customer advances	34,367	5,393	196,782	43,678
Operating lease liabilities	(25,838)	(4,055)	(10,843)
Accrued expenses and other current liabilities	10,196	1,599	72,279	13,077
Net cash provided by operating activities	38,214	5,996	222,986	42,627
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment and intangible assets	(32,283)	(5,066)	(15,906)	(2,391)
Proceeds from disposal of property and equipment	332	52
Net cash used in investing activities	(31,951)	(5,014)	(15,906)	(2,391)
CASH FLOWS FROM FINANCING ACTIVITIES
Distribution to Hongen Education			(66,000)	(3,099)
Net proceeds from issuance of contingently redeemable ordinary shares			39,967	120,000
Proceeds from the issuance of IPO shares, net of issuance cost			589,587
Repurchase of ordinary shares	(164)	(26)
Proceeds from assets transferred under common control	97	15	8,405
Proceeds received from issuance of shares for share-based awards and exercise of share options	477	75		3,441
Proceeds from loans from related parties				2,000
Repayments of loans from related parties				(63,819)
Net cash provided by financing activities	410	64	571,959	58,523
Effective of exchange rate changes on cash and cash equivalents	(12,993)	(2,038)	(22,240)
Net change in cash and cash equivalents	(6,320)	(992)	756,799	98,759
Cash and cash equivalents at the beginning of the year	861,682	135,217	104,883	6,124
Cash and cash equivalents at the end of the year	855,362	134,225	861,682	104,883
Supplemental disclosures of cash flow information:
Cash paid for income taxes	459	72	15
Supplemental disclosures of non-cash information:
Consideration for acquisition under common control included in amounts due to related parties				66,000
Purchase of property and equipment, and intangible assets included in accrued expenses and other current liabilities	1,867	293	4,222	¥ 769
Operating lease right-of-use assets obtained in exchange for operating lease liabilities from new leases	¥ 50,500	$ 7,925	¥ 17,030